RISK MANAGEMENT POLICIES - Maximum credit risk exposure (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 4,981,175,913	$ 3,231,254,156
Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	695,673,521	403,314,016
Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	429,423,023	411,585,775
Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	671,078,102	162,583,630
Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	371,665,373	350,875,423
Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	281,705,452	259,633,295
Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	765,366,281	49,019,475
Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	28,636,931	15,314,215
Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	64,963,641	83,229,370
Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	109,766,225	478,146,833
Personal loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	491,524,560	392,556,028
Credit card loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,071,372,804	624,996,096
Stage 1 | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,488,507,206	3,083,833,631
Stage 1 | 12-month ECL | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	674,377,742	398,989,930
Stage 1 | 12-month ECL | Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	382,041,811	398,685,619
Stage 1 | 12-month ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	649,118,234	156,478,148
Stage 1 | 12-month ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	358,382,028	338,143,843
Stage 1 | 12-month ECL | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	215,551,019	237,353,241
Stage 1 | 12-month ECL | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	746,877,760	48,350,023
Stage 1 | 12-month ECL | Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure	28,636,931	15,129,111
Stage 1 | 12-month ECL | Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	64,172,649	77,839,347
Stage 1 | 12-month ECL | Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	103,116,413	458,166,457
Stage 1 | Personal loans | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	328,441,991	357,251,201
Stage 1 | Credit card loans | 12-month ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	937,790,628	597,446,711
Stage 2 | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	305,638,780	109,283,952
Stage 2 | Lifetime ECL | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,957,263	2,981,013
Stage 2 | Lifetime ECL | Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	18,191,109	6,697,286
Stage 2 | Lifetime ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	8,458,370	4,480,019
Stage 2 | Lifetime ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,300,192	11,084,989
Stage 2 | Lifetime ECL | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	37,427,997	15,558,661
Stage 2 | Lifetime ECL | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,743,300	669,452
Stage 2 | Lifetime ECL | Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure		170,047
Stage 2 | Lifetime ECL | Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	773,410	4,920,083
Stage 2 | Lifetime ECL | Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,612,325	13,633,001
Stage 2 | Personal loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	110,688,266	26,683,595
Stage 2 | Credit card loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	102,486,548	22,405,806
Stage 3 | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	187,029,927	38,136,573
Stage 3 | Lifetime ECL | Promissory Notes
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,338,516	1,343,073
Stage 3 | Lifetime ECL | Unsecured corporate loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	29,190,103	6,202,870
Stage 3 | Lifetime ECL | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,501,498	1,625,463
Stage 3 | Lifetime ECL | Mortgage loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	5,983,153	1,646,591
Stage 3 | Lifetime ECL | Automobile and other secured loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	28,726,436	6,721,393
Stage 3 | Lifetime ECL | Foreign Trade Loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	8,745,221
Stage 3 | Lifetime ECL | Other financings
Maximum Credit Risk Exposure
Maximum credit risk exposure		15,057
Stage 3 | Lifetime ECL | Other receivables from financial transactions
Maximum Credit Risk Exposure
Maximum credit risk exposure	17,582	469,940
Stage 3 | Lifetime ECL | Receivables from financial leases
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,037,487	6,347,375
Stage 3 | Personal loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	52,394,303	8,621,232
Stage 3 | Credit card loans | Lifetime ECL
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 31,095,628	$ 5,143,579